Parent Only Financial Information - Condensed Statements of Cash Flow Parent Company Only (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash Flows From Operating Activities
Net income	$ 8,554	$ 6,465	$ 6,610
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
(Increase) decrease in interest receivable	7	(104)	750
(Increase) decrease in other assets	969	(546)	734
Increase in other liabilities	165	434	(328)
Deferred compensation obligation under Rabbi Trust	194	54	19
Net Cash Provided by Operating Activities	9,609	6,828	9,187
Proceeds from calls, maturities and repayments of:
Securities available for sale	1,607	6,902	60,533
Securities held to maturity	98,129	99,852	229,071
Purchases of:
Securities available for sale	(17,231)		(15,000)
Securities held to maturity	(101,651)	(64,341)	(184,835)
Cash Flows From Financing Activities
Net proceeds from stock offering	8,867
Dividends paid	(7,632)	(4,647)	(6,153)
Stock subscription deposits received		154,345
Purchase of treasury stock		(15)	(27)
Repurchase of restricted stock awards	(11)
Exercise of stock options	7,672	3,705	299
Net Cash (Used in) Provided by Financing Activities	(89,469)	245,021	(95,232)
Net (Decrease) Increase in Cash and Cash Equivalents	(143,273)	166,685	(14,361)
Cash and Cash Equivalents - Beginning	192,581	25,896	40,257
Cash and Cash Equivalents - Ending	49,308	192,581	25,896
Parent Company [Member]
Cash Flows From Operating Activities
Net income	8,554	6,465	6,610
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Net amortization (accretion) of premiums and discounts	98	(1)	(1)
(Increase) decrease in interest receivable	(204)	9	46
(Increase) decrease in other assets	(92)	(6)	30
Increase in other liabilities	61	14	4
Deferred compensation obligation under Rabbi Trust		19	19
Equity in undistributed earnings of subsidiary	(446)	(1,740)	(6,788)
Net Cash Provided by Operating Activities	7,971	4,760	(80)
Proceeds from calls, maturities and repayments of:
Securities available for sale	986
Securities held to maturity	14,205	455	8,992
Purchases of:
Securities available for sale	(17,231)
Securities held to maturity	(32,089)
Repayment of loans receivable from Bank	1,129	782	751
Repayment of loan receivable from Clifton MHC			500
Cash dividends paid on unallocated ESOP shares used to repay loans receivable from Bank	(329)	(77)	(149)
Additional investment in Clifton Savings Bank	(83,666)
Net Cash (Used In) Provided by Investing Activities	(116,995)	1,160	10,094
Cash Flows From Financing Activities
Net proceeds from stock offering	8,867
Dividends paid	(7,632)	(4,647)	(6,153)
Stock subscription deposits received		154,345
Purchase of treasury stock		(15)	(27)
Funding restricted stock awards	23
Purchase of forfeited restricted stock awards	(14)
Repurchase of restricted stock awards	(11)	(5)
Exercise of stock options	7,672	3,705	299
Net Cash (Used in) Provided by Financing Activities	8,905	153,383	(5,881)
Net (Decrease) Increase in Cash and Cash Equivalents	(100,119)	159,303	4,133
Cash and Cash Equivalents - Beginning	173,587	14,284	10,151
Cash and Cash Equivalents - Ending	$ 73,468	$ 173,587	$ 14,284